Current Portion of Real Estate Properties Under Development, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total current assets	$ 377,708	$ 142,754
Real Estate Properties under Development
Property, Plant and Equipment [Line Items]
Construction in progress	9,636
Land use right	112,057
Total current assets	$ 121,693